Cash Flow Information	12 Months Ended
Jun. 30, 2026
Cash Flow Information [Abstract]
Cash Flow Information
24.	Cash Flow Information

(a)	Reconciliation of result for the year to cashflows from operating activities — Continuing operations

Reconciliation of net loss to net cash used in operating activities from continuing operations:

	2026	2025	2024
Loss for the year from continuing operations	(10,687,852)	(1,320,021)	(23,838,171)
Non-cash flows in loss:
– amortization of debt discount	-	272,209	-
– recapitalization expense	-	-	16,301,915
– gain on extinguishment of warrant liabilities	(102,820)	-	-
– day-1 loss on warrant liabilities	12,321,980	-	-
– change in fair value of warrants	(4,732,050)	(42,872)	(141,874)
– unrealized loss on digital assets	5,038	-	-
– exchange rate effect	7,492	(1,388)	-
– deferred tax benefit	(12,449)	-	-
Changes in assets and liabilities:
– (increase)/decrease in trade and other receivables	(873,490)	-	-
– increase/(decrease) in trade and other payables	1,310,100	1,092,072	7,678,130
Cash flows used in operating activities from continuing operations	(2,764,051)	-	-

Continuing operations had no third-party borrowings or lease liabilities during fiscal year 2026. For discontinued operations, cash flows and movements in borrowings and lease liabilities arising from financing activities are set out in Note 4, Note 13(a) and Note 16.

Significant non-cash investing and financing activities were as follows:

	2026	2025	2024
Settlement of convertible note	796,165	-	-
Issuance of commitment fee shares	1,867,622	-	-
Disbursement of third-party loan	4,028,463	-	-
Settlement of promissory notes-related party	1,239,502	-	-
Initial recognition of derivative warrant liabilities	26,898,952	-	-
Extinguishment of penny warrant liabilities	102,820	-	-
Change in fair value of warrant liabilities	4,732,050	42,872	141,874
PIPE financing received in USDT digital assets	12,228,854	-	-
Receivable from founder for USDT share subscription funds	6,529,191	-	-
Software platform acquired through business combination	92,432	-	-
Capitalization of TenantGraph software platform settled via USDT digital assets and payable	4,949,774	-	-
Conversion of related party loan to equity	-	4,998,512	-
Conversion of convertible note to equity	373,525	230,236	-
Accrued expenses and warrant liabilities assumed upon closing of the merger with EDOC	-	-	5,938,467
Promissory note – related party assumed upon closing of the merger with EDOC	-	-	1,216,928

Net cash flows attributable to discontinued operations from operating, investing, and financing activities are presented in Note 4.